Financial risk management	12 Months Ended
Oct. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Financial risk management [Text Block]

23. Financial risk management

(a) Currency risk

Currency risk is the risk that the fair value of, or future cash flows from, the Company's financial instruments will significantly fluctuate due to changes in foreign exchange rates. The Company is exposed to currency risk to the extent that it incurs expenses and issues convertible debentures denominated in Canadian dollars (CAD). The Company manages currency risk by monitoring the Canadian dollar position of these monetary financial instruments on a periodic basis throughout the course of the reporting period.

As at October 31, 2024, and October 31, 2023, balances that are denominated in CAD are as follows:

	As at	As at
	October 31,	October 31,
	2024	2023
	CAD	CAD
Cash	$34,362	$38,444
Other receivables	$10,182	$29,080
Trade payables and other liabilities	$439,667	$290,311
Convertible debentures	$2,738,716	$2,544,289
Debenture payable	$52,031	$52,031
Derivative liabilities	$2,010,760	$1,087,044
Warrant liabilities	$1,514,051	$-
Long-term loan	$62,351	$60,000

A 10% strengthening of the US dollar against the CAD dollar would decrease net loss and comprehensive loss by $487,000 as at October 31, 2024 (October 31, 2023 - decrease net loss and comprehensive loss by $260,000). A 10% weakening of the USD against the CAD would have the opposite effect of the same magnitude.

(b) Interest rate risk

Interest rate risk is the risk that the fair value of, or future cash flows from, the Company's financial instruments will significantly fluctuate due to changes in market interest rates. The Company is exposed to interest rate risk on its interest-bearing convertible debentures, long-term loan and debenture payable. The exposure to interest rates on convertible debentures and the debenture payable is limited due to the short-term nature of these instruments. The Company's long-term loan is at a fixed interest rate. The exposure to interest rates for the Company is considered minimal.

(c) Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company has exposure to credit risk from its cash and receivables. The maximum exposure to credit risk is the carrying value of these financial assets, which amounted to $125,705 as at October 31, 2024 (October 31, 2023 - $43,289).

The risk for cash is mitigated by holding these balances with with central banks and financial institution counterparties that are highly rated. The Company therefore does not expect any credit losses on its cash.

The risk of credit loss on receivable is substantially mitigated by assessing the credit quality of counterparties, taking into account their financial position, past experience and other factors. Management actively monitors the Company's exposure to credit risk under its financial instruments, including with respect to other receivables.

(d) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company's policy is to review liquidity resources and ensure that sufficient funds are available to meet financial obligations as they become due. Further, the Company's management is responsible for ensuring funds exist and are readily accessible to support business opportunities as they arise. With the exception of the long-term loan, all financial liabilities are due within 1 year as at October 31, 2024.

(i) Trade payables

The following represents an analysis of the maturity of trade payables:

	As at	As at
	October 31,	October 31,
	2024	2023
Over 30 days past billing date	$336,575	$209,285
	$336,575	$209,285

(ii) Convertible debentures and derivative liabilities

The following represents an analysis of the maturity of the convertible debentures and derivative liabilities:

	As at October 31,		As at October 31,
	2024		2023
	Convertible debentures	Debenture payable	Convertible debentures	Debenture payable
Less than three months	$2,492,556	$37,389	$2,451,614	$37,509
Three to six months	1,376,673		1,038,355	-
Six to twelve months	171,250		433,815	-
	$4,040,479	$37,389	$3,923,784	$37,509

(iii) Warrant liabilities

The following represents an analysis of the maturity of warrant liabilities:

	As at	As at
	October 31,	October 31,
	2024	2023
Less than one year	$-	$-
Between one to five years	1,087,997	-
Greater than five years	-	-
	$1,087,997	$-

(iv) Long-term debt

The following represents an analysis of the maturity of warrant liabilities:

	As at	As at
	October 31,	October 31,
	2024	2023
Less than one year	$-	$-
Between one to five years	49,477	43,254
Greater than five years	-	-
	$49,477	$43,254